Litigation (Details 1) $ in Thousands, € in Millions, £ in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
Mozambique matter | US Department of Justice (DOJ) and Securities and Exchange Commission (SEC)
Litigation disclosures
of which fines	$ 275,000
Mozambique matter | US District Court for the Eastern District of New York (EDNY) | Penalty, final [Member]
Litigation disclosures
of which restitution	22,600
Mozambique matter | UK Financial Services Authority
Litigation disclosures
Debt Relief	200,000
Mozambique matter | UK Financial Services Authority | Penalty, basic [Member] | Minimum
Litigation disclosures
Loss contingency, damages paid, value	$ 200,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | United States Department of Justice (DOJ)
Litigation disclosures
Litigation, Increase of Consumer Relief per Annum	5.00%	5.00%	5.00%	5.00%
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | New York state court | Minimum
Litigation disclosures
Estimated damages	$ 374,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Litigation, Plaintiff, CSMC Asset-Backed Trust 2007-NC1 | New York state court | Minimum
Litigation disclosures
Estimated damages	0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | New York state court | Minimum
Litigation disclosures
Estimated damages	436,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | New York state court | Minimum
Litigation disclosures
Estimated damages	420,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | New York state court | Minimum
Litigation disclosures
Estimated damages	495,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Minnesota state court | Minimum
Litigation disclosures
Estimated damages	206,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | New York state court | Minimum
Litigation disclosures
Estimated damages	500,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | New York state court | Minimum
Litigation disclosures
Estimated damages	730,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3, 2006-4 and 2006-5 | New York state court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party	500,000
Credit Suisse AG and certain affiliates | Mortgage-related matters | Litigation, Plaintiff, Loreley | English Court | Minimum
Litigation disclosures
Estimated damages	100,000
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas State Court | Original [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party	287,000
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas State Court | Revised [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party	121,000
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas supreme court | Reversed [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party	212,000
Credit Suisse Group AG, Credit Suisse AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - foreign exchange trading business | European Commission
Litigation disclosures
of which fines | €		€ 83.3
Credit Suisse Group AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - SSA bonds trading business | European Commission
Litigation disclosures
of which fines | €		€ 11.9
Credit Suisse Life Bermuda Ltd [Member] | Customer acount matters, against former relationship manager | Supreme Court of Bermuda
Litigation disclosures
Estimated damages	$ 536,640				$ 607,350
Bermuda Statutory Rate Of Interest	3.50%	3.50%	3.50%	3.50%
Credit Suisse Life Bermuda Ltd [Member] | Customer acount matters, against former relationship manager | Supreme Court of Bermuda | Minimum
Litigation disclosures
Loss contingency, damages paid, value	$ 75,000
Credit Suisse Trust Limited, a Credit Suisse AG affiliate [Member] | Customer acount matters, against former relationship manager | Signapore International Commercial Court
Litigation disclosures
Estimated damages	742,730
UBS Group, Credit Suisse AG, Credit Suisse Holdings (USA) and Credit Suisse AG, New York Branch | Archegos Capital Management | Board of Governors of the Federal Reserve System (Fed) | Penalty, final [Member]
Litigation disclosures
of which fines	269,000
Credit Suisse International and Credit Suisse Securities (Europe) Limited | Archegos Capital Management | Prudential Regulation Authority (PRA) | Penalty, final [Member]
Litigation disclosures
of which fines | £				£ 87
Credit Suisse AG | Customer acount matters, against former relationship manager | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages	$ 130,000
Credit Suisse AG | Litigation Bulgarian former clients matter | Swiss Federal Criminal Court
Litigation disclosures
Estimated damages | SFr			SFr 19
of which fines | SFr			2
Seized client assets | SFr			SFr 12